Exhibit 99.1

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

Collection Period Start	1-Aug-24	Distribution Date	16-Sep-24
Collection Period End	31-Aug-24	30/360 Days	30
Beg. of Interest Period	15-Aug-24	Actual/360 Days	32
End of Interest Period	16-Sep-24

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,212,135,507.43	272,914,916.60	235,363,322.76	0.1941725
Total Securities		1,212,135,507.43	272,914,916.60	235,363,322.76	0.1941725
Class A-1 Notes	2.021000%	118,300,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.450000%	209,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	6.033530%	175,100,000.00	0.00	0.00	0.0000000
Class A-3 Notes	3.810000%	362,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	3.870000%	75,000,000.00	179,409.17	0.00	0.0000000
Certificates	0.000000%	272,735,507.43	272,735,507.43	235,363,322.76	0.8629728

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	179,409.17	578.59	2.3921223	0.0077145
Certificates	37,372,184.67	0.00	137.0272064	0.0000000
Total Securities	37,551,593.84	578.59

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					4,051,318.90
Monthly Interest					1,462,274.74

Total Monthly Payments					5,513,593.64
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					292,689.40
Aggregate Sales Proceeds Advance					5,996,116.25

Total Advances					6,288,805.65
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					37,714,740.47
Excess Wear and Tear and Excess Mileage					141,503.73
Remaining Payoffs					0.00
Net Insurance Proceeds					411,675.23
Residual Value Surplus					1,044,264.51

Total Collections					51,114,583.23

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		4,270,140.00			180
Involuntary Repossession		201,554.00			11
Voluntary Repossession		95,868.00			4
Full Termination		5,848,083.00			237
Bankruptcty		—			—
Insurance Payoff			406,916.09		19
Customer Payoff				2,958,356.46	145
Grounding Dealer Payoff				24,917,114.97	1,240
Dealer Purchase				—	—

Total		10,415,645.00	406,916.09	27,875,471.43	1,836

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	14,157	308,217,572.90	7.00000%	272,914,916.60
Total Depreciation Received		(4,128,070.22)		(3,855,455.80)
Principal Amount of Gross Losses	(32)	(649,014.62)		(583,519.10)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(115)	(3,017,721.25)		(2,622,951.95)
Scheduled Terminations	(1,628)	(33,571,379.35)		(30,489,666.99)

Pool Balance - End of Period	12,382	266,851,387.46		235,363,322.76
Remaining Pool Balance
Lease Payment				23,140,091.98
Residual Value				212,223,230.78

Total				235,363,322.76

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	51,114,583.23
Reserve Amounts Available for Distribution	6,060,677.54

Total Available for Distribution	57,175,260.77
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	1,084,116.22
3. Reimbursement of Sales Proceeds Advance	15,366,650.06
4. Servicing Fee:
Servicing Fee Due	227,429.10
Servicing Fee Paid	227,429.10
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	16,678,195.38

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	578.59
Class A-4 Notes Monthly Interest Paid	578.59
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	578.59
Total Note and Certificate Monthly Interest Paid	578.59
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	40,496,486.80
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	179,409.17
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	179,409.17
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	37,372,184.67
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	37,372,184.67
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	2,944,892.96

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	4,848,542.03
Required Reserve Account Amount	6,060,677.54
Beginning Reserve Account Balance	6,060,677.54
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	6,060,677.54
Reserve Fund Draw Amount	6,060,677.54
Deposit of Remaining Available Collections	0.00
Gross Reserve Account Balance	(0.00)
Remaining Available Collections Released to Seller	0.00
Total Ending Reserve Account Balance	(0.00)

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.30
Monthly Prepayment Speed			51%
Lifetime Prepayment Speed			76%

		$	units
Recoveries of Defaulted and Casualty Receivables		982,879.06
Securitization Value of Defaulted Receivables and Casualty Receivables		583,519.10	32
Aggregate Defaulted and Casualty Gain (Loss)		399,359.96
Pool Balance at Beginning of Collection Period		272,914,916.60
Net Loss Ratio
Current Collection Period		0.1463%
Preceding Collection Period		0.0263%
Second Preceding Collection Period		-0.0529%
Third Preceding Collection Period		0.0360%
Cumulative Net Losses for all Periods		-0.3134%	(3,798,781.21)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.27%	3,462,471.22	179
61-90 Days Delinquent	0.50%	1,355,967.41	71
91-120 Days Delinquent	0.18%	489,383.81	25
More than 120 Days	0.03%	82,673.14	4

Total Delinquent Receivables:	1.98%	5,390,495.58	279

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.71%	0.71%
Preceding Collection Period		0.47%	0.46%
Second Preceding Collection Period		0.38%	0.39%
Third Preceding Collection Period		0.44%	0.44%
60 Day Delinquent Receivables		1,957,594.51
Delinquency Percentage		0.72%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		10,118,223.00	417
Securitization Value		9,239,222.83	417

Aggregate Residual Value Surplus (Loss)		879,000.17

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		120,423,589.41	4,816
Cumulative Securitization Value		117,626,715.26	4,816

Cumulative Residual Value Surplus (Loss)		2,796,874.15

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			9,370,533.81
Reimbursement of Outstanding Advance			15,366,650.06
Additional Advances for current period			5,996,116.25

Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			791,426.82
Reimbursement of Outstanding Payment Advance			1,084,116.22
Additional Payment Advances for current period			292,689.40

Ending Balance of Payment Advance			0.00

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated June 16, 2022 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (d) of Article 6(3) of the UK Securitization Regulation (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.